UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22530

 NAME OF REGISTRANT:                     Salient MLP & Energy Infrastructure
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 4265 San Felipe, Suite 800
                                         Houston, TX 77027

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John A. Blaisdell
                                         Salient MLP & Energy Infrastructure
                                         Fund
                                         4265 San Felipe, Suite 800
                                         Houston, TX 77027

 REGISTRANT'S TELEPHONE NUMBER:          (713) 993-4675

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


Salient MLP & Energy Infrastructure Fund
--------------------------------------------------------------------------------------------------------------------------
 CROSSTEX ENERGY, L.P.                                                                       Agenda Number:  933761682
--------------------------------------------------------------------------------------------------------------------------
        Security:  22765U102
    Meeting Type:  Special
    Meeting Date:  09-May-2013
          Ticker:  XTEX
            ISIN:  US22765U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PROPOSAL TO APPROVE THE AMENDED AND                       Mgmt          For                            For
       RESTATED CROSSTEX ENERGY GP, LLC LONG-TERM
       INCENTIVE PLAN (INCLUDING AN INCREASE IN
       THE NUMBER OF COMMON UNITS AVAILABLE FOR
       ISSUANCE THEREUNDER).




--------------------------------------------------------------------------------------------------------------------------
 MARKWEST ENERGY PARTNERS LP                                                                 Agenda Number:  933808505
--------------------------------------------------------------------------------------------------------------------------
        Security:  570759100
    Meeting Type:  Annual
    Meeting Date:  29-May-2013
          Ticker:  MWE
            ISIN:  US5707591005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK M. SEMPLE                                           Mgmt          For                            For
       DONALD D. WOLF                                            Mgmt          For                            For
       KEITH E. BAILEY                                           Mgmt          For                            For
       MICHAEL L. BEATTY                                         Mgmt          For                            For
       CHARLES K. DEMPSTER                                       Mgmt          For                            For
       DONALD C. HEPPERMANN                                      Mgmt          For                            For
       RANDALL J. LARSON                                         Mgmt          For                            For
       ANNE E. FOX MOUNSEY                                       Mgmt          For                            For
       WILLIAM P. NICOLETTI                                      Mgmt          For                            For

2.     RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2013.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  933775946
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  20-May-2013
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RENE R. JOYCE                                             Mgmt          For                            For
       PETER R. KAGAN                                            Mgmt          For                            For
       CHRIS TONG                                                Mgmt          For                            For

2      RATIFICATION OF SELECTION OF INDEPENDENT                  Mgmt          For                            For
       AUDITORS.



Salient MLP & Energy Infrastructure Fund - C-Corporation
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Salient MLP & Energy Infrastructure Fund
By (Signature)       /s/ Greg A. Reid
Name                 Greg A. Reid
Title                President and Chief Executive Officer
Date                 08/07/2013